Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00005 per share
Amount Registered | shares	14,196,696
Proposed Maximum Offering Price per Unit	2.3190
Maximum Aggregate Offering Price	$ 32,922,138.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,040.38
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act) the Class A ordinary shares registered hereby also include an indeterminate number of additional Class A ordinary shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the closing trading price of the registrant’s Class A ordinary shares as reported on the Nasdaq Capital Market on August 15, 2025.

The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholders.

All the Class A ordinary shares to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1.